FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Foreign currency strength percentage	10.00%
Foreign currency weakness percentage	10.00%